Promissory Note (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 07, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Jul. 03, 2023	Dec. 31, 2022
Accrued interest		$ 1,702		$ 1,702
Loss on settlement of debt		0	$ 0	(882,279)	$ 0
Debt received from related party		1,255,572		1,255,572		$ 1,309,077		$ 899,153
Promissory Note Agreement [Member]
Promissory note Interest rate	5.00%
Accrued interest		$ 3,767		$ 3,767		3,017
Common stock shares		1,050,000		1,050,000
Promissory note Interest				$ 750	$ 0	3,017
Loss on settlement of debt				779,024
Debt received from related party							$ 120,000
Conversion of common shares fair market value				902,790
Promissory Note	$ 120,000	$ 120,000		$ 120,000		$ 120,000